Accounts Payable and Accrued Liabilities - Schedule of Current and Long-term Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments Contingencies And Litigation [Line Items]
Success fee obligation	$ 15,301	$ 27,986
Current portion	(4,401)	(12,774)
Total	$ 10,900	$ 15,212